Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Provision for credit losses	[1]	$ 1,007	$ 962	$ 709	$ 1,969	$ 1,347
Allowance for credit losses for other financial assets		$ 261		$ 195	261	$ 195	$ 257
Residential mortgages personal loans credit cards total retail loans business and government excluding other assets [member]
Disclosure of detailed information about financial instruments [line items]
Provision for credit losses					1,969
Reversal of impairment loss and other assets					$ (7)

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.